Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Derivative Instruments at Fair Value, Classification on Condensed Consolidated Balances Sheets

Derivative instruments measured at fair value and their classification on the condensed consolidated balances sheets and condensed consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2012	December 31, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(1,539)	$(1,971)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(102)	(147)

Derivative instruments measured at fair value and their classification on the consolidated balances sheets and consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2011	June 30, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(743)	$(1,539)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(401)	(102)

Derivative Instruments at Fair Value, Consolidated Statements of Operations

		Quarter Ended December 31,		Six Months Ended December 31,
Type of Derivative Contract	Statement of Operations Classification	2011	2012	2011	2012
Swap Contracts and Options (Caps and Collars)	Unrealized loss included in interest expense	$(68)	$—	$(603)	$(80)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(794)	263	155	(86)

Type of Derivative Contract	Statement of Operations Classification	Year Ended June 30, 2011	Year Ended June 30, 2012
Swap Contracts and Options (Caps and Collars)	Unrealized gain (loss) included in interest expense	$697	$(816)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(387)	132

Open Interest Rate Swap Contract

As of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract; and, as of December 31, 2012, there was one open interest rate swap contract that was designated as a cash flow hedge and matures in June 2017, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Swap	Option (Collar)	Swap	Option (Collar)
Notional amounts	$15,242	$25,403	$51,870	$—
Fixed/Strike Rates	6.25%	6.25%	3.98%	—%
Floating Rates	5.47%	5.47%	3.17%	—%
Fair Value of Combined Contracts	$(587)	$(952)	$(1,971)	$—

As of June 30, 2011, there were three open interest rate swap contracts and two open interest rate option (cap) contracts; and, as of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract that mature in June 2014, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Swap	Option (Cap)	Swap	Option (Collar)
Notional amounts	$23,543	$14,161	$15,242	$25,403
Fixed/Strike Rates	7.19% – 8.22%	7.19% – 7.98%	6.25%	6.25%
Floating Rates	7.01%	7.01%	5.47%	5.47%
Fair Value of Combined Contracts	$(743)	$—	$(587)	$(952)

Open Forward Exchange Contracts

As of June 30, 2012, there were 12 open forward exchange contracts; and, as of December 31, 2012, there were 35 open forward exchange contracts that mature between January 2013 and August 2013, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$7,096	$—	$9,541	$—
Exchange/Strike Rates (AUD to USD)	0.9702 – 1.0201	—	0.9656 – 1.0346	—
Fair Value of Combined Contracts	$(102)	$—	$(147)	$—

As of June 30, 2011, there were 25 open forward exchange contracts; and, as of June 30, 2012, there were 12 open forward exchange contracts that mature between August 2012 and April 2013, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$11,452	$—	$7,096	$—
Exchange/Strike Rates (AUD to USD)	0.9973 –1.0465	—	0.9702 –1.0201	—
Fair Value of Combined Contracts	$(401)	$—	$(102)	—